Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements
Net income	$ 242,431	$ 102,983	$ 65,275
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(50,577)	39,305	(41,786)
Comprehensive income attributable to Canadian Solar Inc.	180,955	137,352	33,291
Other comprehensive income tax	0	0	0
Parent Company
Condensed Financial Statements
Net income	237,070	99,572	65,249
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(56,115)	37,780	(31,958)
Comprehensive income attributable to Canadian Solar Inc.	$ 180,955	$ 137,352	$ 33,291